Capital Requirements and Other Regulatory Matters - Additional Information (Details)	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2014
Schedule of Capitalization [Line Items]
Common equity tier one risk based capital required for capital adequacy to risk weighted assets					4.50%
Total capital to risk-weighted assets					0.08
Tier 1 leverage ratio					0.04
Capital conservation buffer percentage increase	0.625%	0.625%	0.625%
Capital Conservation Buffer Percentage	2.50%			0.625%
Minimum [Member]
Schedule of Capitalization [Line Items]
Tier 1 capital to risk-weighted assets					0.04
Maximum [Member]
Schedule of Capitalization [Line Items]
Tier 1 capital to risk-weighted assets					0.06